Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2017
Issued capital and reserves
Schedule of share capital

At December 31, 2016		Number of shares (millions)	€m
- Ordinary shares (par value €0.01)		11.1
Cancellation of ordinary shares	(i)	(11.1)	—
Issue of shares:
- Class A common shares (par value €0.01)	(ii)	18.6	—
- Class B common shares (par value €0.10)	(i)	217.7	22
At December 31, 2017		236.3	22